Loans from the Argentine Central Bank and Other Financial Institutions - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total	$ 23,710,704	$ 20,880,419
Argentine Central Bank Financing [member]
Disclosure of detailed information about borrowings [line items]
Total	42,326	32,253
Correspondents [member]
Disclosure of detailed information about borrowings [line items]
Total	3,468,765	2,909,160
Financing from Local Financial Institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	17,113,859	10,620,820
Financing from Foreign Financial Institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	345,754	0
Financing from International Financial Institutions [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 2,740,000	$ 7,318,186